LOANS (Details 4) (Residential Real Estate One To Four Family [Member], Troubled Debt Restructuring [Member], USD $)	Jun. 30, 2012
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member]
TDRs, Number of Loans	4
TDRs, Pre Modification Outstanding Recorded Investment	$ 179
TDRs, Post Modification Outstanding Recorded Investment	188
TDRs Performing to Modified Terms	187
TDRs Not Performing to Modified Terms	$ 0